Commitments and contingencies - Contingencies Narrative (Details) $ in Millions							1 Months Ended
	Dec. 21, 2018 USD ($)	Nov. 05, 2018 USD ($)	Feb. 02, 2018 USD ($)	Jan. 16, 2018 USD ($)	Dec. 21, 2017 USD ($)	Dec. 21, 2017 CAD ($)	Aug. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of contingent liabilities [line items]
Contingent liabilities								$ 0	$ 0
Messrs, Dodd And Theodore
Disclosure of contingent liabilities [line items]
Damages sought					$ 6,000,000	$ 6.0
Payments for legal settlements	$ 775,000
Mr. Dodd
Disclosure of contingent liabilities [line items]
Damages sought							$ 1,700,000
Strongbridge
Disclosure of contingent liabilities [line items]
Upfront payment received				$ 24,000,000.0
Entering into significant commitments or contingent liabilities | Cogas
Disclosure of contingent liabilities [line items]
Payments for legal settlements		$ 625,000
Commission percentage			5.00%
Commission period			3 years
Entering into significant commitments or contingent liabilities | Strongbridge
Disclosure of contingent liabilities [line items]
Upfront payment received			$ 24,000,000.0	$ 24,000,000